Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw materials	$ 427.3	$ 166.5
Work-in-process	767.8	575.9
Finished goods, including parts and subassemblies	1,376.9	1,190.5
Other	12.5	12.1
Gross Inventories	2,584.5	1,945.0
Excess of current standard costs over LIFO costs	(102.7)	(97.7)
Allowance for obsolete and excess inventory	(81.9)	(68.0)
Total inventories	$ 2,399.9	$ 1,779.3